Subordinated Liabilities - Undated (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 308	£ 303
Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	308	303
6% Callable Perpetual Core Tier One Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 17	16
Initial call date	2032
6.86% Callable Perpetual Core Tier One Notes (USD 179m) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 205	203
Initial call date	2032
5.3304% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 56	53
Initial call date	2036
Junior Undated Floating Rate Notes (USD 38m) | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 28	£ 29
Initial call date	Any interest payment date